Schedule of Accrued Expenses and Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Accrued Expenses	$ 6,057		$ 6,525		$ 8,009
Interest Expenses	(172)	$ (202)	(860)		(246)
Manchester City Football Group [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued Expenses	730		730	[1]	730	[1]
Interest Expenses	(18)	(18)	(75)	[1]	(75)	[1]
Nutrablend Matter [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued Expenses	1,248		1,493	[2],[3]	2,318	[2],[3]
Interest Expenses	(55)	(64)	(267)	[2],[3]	(66)	[2],[3]
Four Excelsior Matter [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued Expenses	2,715		2,938	[2],[3]	3,597	[2],[3]
Interest Expenses	(77)	(98)	(421)	[2],[3]	(16)	[2],[3]
Thermo Life International [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued Expenses	1,364		1,364	[2]	1,364	[2]
Interest Expenses	$ (22)	$ (22)	$ (97)	[2]	$ (89)	[2]

[1]	Accrued amount on balance sheet is located in accounts payable.
[2]	Accrued amount on balance sheet is located in accrued expenses.
[3]	Accrued amount on balance sheet takes into account short term and long term liability accounts.